Segment Information - Summary of Analysis of Company's Revenue from Products and Services (Detail)	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of operating segments [line items]
Revenue	$ 12,000,000
Out-licensing
Disclosure of operating segments [line items]
Revenue	$ 12,000,000